Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Income Taxes Details Narrative
Tax rate	17.00%	17.00%	17.00%
Net gain from taxable income	$ 6,339